Schedule of Changes in Fair Value of Level 3 Derivative Liabilities (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liability, Beginning	$ 753,100	$ 772,700	$ 560,600	$ 819,307	$ 796,207	$ 788,700	$ 560,600	$ 788,700	$ 788,700	$ 243,483
Change in fair value of derivative liabilities	228,100	(19,600)	212,100	(246,507)	23,100	7,507	420,600	(215,900)	(228,100)	333,658
Derivative Liability, Ending	$ 981,200	$ 753,100	$ 772,700	$ 572,800	$ 819,307	$ 796,207	$ 981,200	$ 572,800	560,600	788,700
Issuance of derivative liabilities										$ 211,559